Debt (Tables)	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Long-Term Debt
The Company’s total indebtedness as of December 31, 2014 and 2013 consisted of the following:

	December 31,
	2014	2013
	(Dollars in millions)
2013 Term Loan Facility due September 2020	$1,175.1	$1,185.4
7.375% Senior Notes due November 2016	650.0	650.0
6.00% Senior Notes due November 2018	1,518.8	1,518.8
6.50% Senior Notes due September 2020	650.0	650.0
6.25% Senior Notes due November 2021	1,339.6	1,339.6
7.875% Senior Notes due November 2026	247.6	247.5
Convertible Junior Subordinated Debentures due December 2066	382.3	379.7
Capital lease obligations	22.2	30.5
Other	1.2	0.9
Total	$5,986.8	$6,002.4

Schedule of Interest Payments
Interest payments on the Senior Notes are scheduled to occur each year as follows:

Senior Notes	Interest Payment Dates
6.00% Senior Notes	May 15 and November 15
6.25% Senior Notes	May 15 and November 15
6.50% Senior Notes	March 15 and September 15
7.375% Senior Notes	May 1 and November 1
7.875% Senior Notes	May 1 and November 1

Carrying amount of the equity and debt components of the Debentures
The following table illustrates the carrying amount of the equity and debt components of the Debentures:

	December 31,
	2014	2013
	(Dollars in millions)
Carrying amount of the equity component	$215.4	$215.4

Principal amount of the liability component	$732.5	$732.5
Unamortized discount	(350.2)	(352.8)
Net carrying amount	$382.3	$379.7

Effective interest rate and the interest expense related to the Debentures
The following table illustrates the effective interest rate and the interest expense related to the Debentures:

	Year Ended December 31,
	2014	2013	2012
	(Dollars in millions)
Effective interest rate	4.9%	4.9%	4.9%
Interest expense — contractual interest coupon	$34.8	$34.8	$34.8
Interest expense — amortization of debt discount	2.6	2.3	2.1

Aggregate amounts of Long term debt maturities
The aggregate amounts of long-term debt maturities (including unamortized debt discounts) subsequent to December 31, 2014, including capital lease obligations, were as follows:

Year of Maturity	(Dollars in millions)
2015	$21.2
2016	669.0
2017	12.9
2018	1,530.9
2019	12.1
2020 and thereafter	3,740.7
Total	$5,986.8